Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Currently paid or payable	$ 2,518,516	$ 1,693,624
Deferred (benefit) expense	(270,427)	96,236
Total income tax expense	$ 2,248,089	$ 1,789,860